BORROWINGS (Schedule of Bank Borrowings) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
BORROWINGS [Abstract]
Short-term bank borrowings	$ 49,748,800	$ 52,334,370
Long-term bank borrowings, current portion	69,006,400	59,470,875
Other short-term borrowing	1,524,560
Total borrowings, current	120,279,760	111,805,245
Long-term bank borrowings, non-current portion	187,520,880	165,646,211
Total	$ 307,800,640	$ 277,451,456